Concentrations of Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Concentrations of Risk [Abstract]
Concentrations of Risk

9. Concentrations of Risk

Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents.

The Company maintains cash balances at financial institutions located in California and Switzerland. Accounts at the U.S. financial institutions are secured by the Federal Deposit Insurance Corporation. At times, balances may exceed federally insured limits. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk with respect to its cash and cash equivalents.

The Company grants unsecured credit to its customers based on an evaluation of the customer’s financial condition and a cash deposit is generally not required. Management believes its credit policies do not result in significant adverse risk and historically has not experienced significant credit-related losses.

Currency risk

The Company’s subsidiary, Tenon Technology AG, realizes a portion of its expenses in Swiss francs. Consequently, certain assets and liabilities are exposed to foreign currency fluctuations. At June 30, 2023 and December 31, 2022, approximately $18 and $8, respectively, of the Company’s net monetary assets were denominated in Swiss francs. The Company has not entered into any hedging transactions to reduce the exposure to currency risk.

11. Concentrations of Risk

Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents.

The Company maintains cash balances at financial institutions located in California and Switzerland. Accounts at the U.S. financial institutions are secured by the Federal Deposit Insurance Corporation. At times, balances may exceed federally insured limits. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk with respect to its cash and cash equivalents.

The Company grants unsecured credit to its customers based on an evaluation of the customer’s financial condition and a cash deposit is generally not required. Management believes its credit policies do not result in significant adverse risk and historically has not experienced significant credit-related losses.

Currency risk

The Company’s subsidiary, Tenon Technology AG, realizes a portion of its expenses in Swiss francs. Consequently, certain assets and liabilities are exposed to foreign currency fluctuations. At December 31, 2022 and 2021, approximately $8 and $21, respectively, of the Company’s net monetary assets were denominated in Swiss francs. The Company has not entered into any hedging transactions to reduce the exposure to currency risk.